DEFERRED TAX (Details) - Schedule of Movements in Deferred Tax Liabilities and Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deferred tax assets, at 1 January	£ 2,666
Deferred tax assets, at 31 December	2,741	£ 2,666
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(44)
Deferred tax liabilities, at 31 December	(45)	(44)
Other temporary differences
Deferred tax liabilities
Exchange and other adjustments	(1)
Prior to offsetting of balances within same taxing jurisdiction
Deferred tax assets
Deferred tax assets, at 1 January	4,938	4,767
(Charge) credit to the income statement	588	(26)
Credit to other comprehensive income	19	190
Other credit to equity	(18)	7
Deferred tax assets, at 31 December	5,527	4,938
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(2,316)	(2,314)
(Charge) credit to the income statement	(300)	0
(Charge) credit to other comprehensive income	(214)	(1)
Exchange and other adjustments	(1)	(1)
Deferred tax liabilities, at 31 December	(2,831)	(2,316)
Prior to offsetting of balances within same taxing jurisdiction | Tax losses
Deferred tax assets
Deferred tax assets, at 1 January	3,611	3,778
(Charge) credit to the income statement	453	(167)
Credit to other comprehensive income	0	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	4,064	3,611
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment
Deferred tax assets
Deferred tax assets, at 1 January	663	679
(Charge) credit to the income statement	5	(16)
Credit to other comprehensive income	0	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	668	663
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities
Deferred tax assets
Deferred tax assets, at 1 January	53	62
(Charge) credit to the income statement	6	(83)
Credit to other comprehensive income	(3)	74
Other credit to equity	0	0
Deferred tax assets, at 31 December	56	53
Prior to offsetting of balances within same taxing jurisdiction | Provisions
Deferred tax assets
Deferred tax assets, at 1 January	226	197
(Charge) credit to the income statement	6	(87)
Credit to other comprehensive income	22	116
Other credit to equity	0	0
Deferred tax assets, at 31 December	254	226
Prior to offsetting of balances within same taxing jurisdiction | Share-based payment arrangements [member]
Deferred tax assets
Deferred tax assets, at 1 January	51	40
(Charge) credit to the income statement	(4)	4
Credit to other comprehensive income	0	0
Other credit to equity	(18)	7
Deferred tax assets, at 31 December	29	51
Prior to offsetting of balances within same taxing jurisdiction | Derivatives
Deferred tax assets
Deferred tax assets, at 1 January	149	0
(Charge) credit to the income statement	10	149
Credit to other comprehensive income	0	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	159	149
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(601)	(405)
(Charge) credit to the income statement	(46)	(48)
(Charge) credit to other comprehensive income	(109)	(148)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(756)	(601)
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluation
Deferred tax assets
Deferred tax assets, at 1 January	0	0
(Charge) credit to the income statement	29	0
Credit to other comprehensive income	0	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	29	0
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(35)	(99)
(Charge) credit to the income statement	(25)	(19)
(Charge) credit to other comprehensive income	60	83
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	0	(35)
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences
Deferred tax assets
Deferred tax assets, at 1 January	185	11
(Charge) credit to the income statement	83	174
Credit to other comprehensive income	0	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	268	185
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(163)	(127)
(Charge) credit to the income statement	(76)	(35)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		(1)
Deferred tax liabilities, at 31 December	(240)	(163)
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(830)	(637)
(Charge) credit to the income statement	(13)	(193)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(843)	(830)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(516)	(737)
(Charge) credit to the income statement	144	221
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(372)	(516)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(150)	(273)
(Charge) credit to the income statement	(77)	59
(Charge) credit to other comprehensive income	(165)	64
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(392)	(150)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(21)	(36)
(Charge) credit to the income statement	(207)	15
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	£ (228)	£ (21)